2. LOANS	12 Months Ended
Dec. 31, 2021
Notes
2. LOANS

2.LOANS

The Company’s consumer loans are made to individuals in relatively small amounts for relatively short periods of time.  First and second mortgage loans on real estate are made in larger amounts and for longer periods of time.  The Company also purchases sales finance contracts from various dealers.  All loans and sales contracts are held for investment.

Cash, unearned finance charges, origination fees, discounts, premiums, deferred fees, and, in the instance of a loan renewal, the net payoff of the of the renewed loan are included in the loan origination amount.  The cash component of the loan origination is included in the Statement of Cash Flows in the Cash Flows from Investing Activities as Loans Originated or Purchased.

Contractual Maturities of Loans:

An estimate of contractual maturities stated as a percentage of the loan balances based upon an analysis of the Company's portfolio as of December 31, 2021 is as follows:

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2022	51.52%	13.44%	33.24%
2023	29.88	9.56	28.01
2024	12.38	9.76	20.89
2025	4.79	9.69	12.80
2026	1.32	9.05	4.88
2027 & beyond	0.11	48.50	0.18
	100.00%	100.00%	100.00%

Historically, a majority of the Company's loans have been renewed many months prior to their final contractual maturity dates, and the Company expects this trend to continue in the future.  Accordingly, the above contractual maturities should not be regarded as a forecast of future cash collections.

Allowance for Credit Losses:

The allowance for credit losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio.  The Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) effective January 1, 2020.  Adoption of ASU 2016-13 resulted in a $2.2 million one-time cumulative adjustment reducing retained earnings to increase the allowance for credit losses to forecast expected credit losses. Management estimates and evaluates the allowance for credit losses utilizing an open pool loss rate method on collectively evaluated loans with similar risk characteristics in segments, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting date. This historical loss rate then may be adjusted by macroeconomic forecast and other qualitative factors, as appropriate, to fully reflect the Company’s expected losses in its loan portfolio. The Company’s allowance for credit losses recorded in the balance sheet reflects Management’s best estimate of expected credit losses.

The Company calculates an expected credit loss by utilizing a snapshot of each specific loan segment at a point in history and tracing that segment’s performance until charge-offs were substantially exhausted for that particular segment.  Charge-offs in subsequent periods are aggregated to derive an unadjusted lifetime historical charge-off rate by segment. The level of receivables at the balance sheet date is reviewed and adjustments to the allowance for credit losses are made if Management determines increases or decreases in the level of receivables warrants an adjustment. The Company performs a correlation analysis between macroeconomic factors and prior charge-offs for the following macroeconomic factors: Annual Unemployment Rates, Real Gross Domestic Product, Consumer Price Index (CPI), and US National Home Price Index (HPI).  To evaluate the overall adequacy of the Company’s allowance for credit losses, Management considers the level of loan receivables, historical loss trends, loan delinquency trends, bankruptcy trends and overall economic conditions. Such allowance is, in the opinion of Management, sufficiently adequate for expected losses in the current loan portfolio.  As the estimates used in determining the loan loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates.  Actual results could vary based on future changes in significant assumptions.

Management disaggregates the Company’s loan portfolio by loan segment when evaluating loan performance and calculating the allowance for credit losses. Although most loans are similar in nature, the Company concluded that based on variations in loss experience (severity and duration) driven by product and customer type it is most relevant to segment the portfolio by loan product consisting of five different segments: live checks, premier loans, other consumer loans, real estate loans, and sales finance contracts.

The total segments are monitored for credit losses based on graded contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the Company’s graded delinquency rules which includes the number of installments past due at that time, based on the then-existing terms of the contract.  Accounts are classified in delinquency categories of 30-59 days past due, 60-89 days past due, or 90 or more days past due based on the Company’s graded delinquency policy.  When a loan meets the Company’s charge-off policy, the loan is charged off, unless Management directs that it be retained as an active loan.  In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability.  The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

 Management ceases accruing finance charges on loans that meet the Company’s non-accrual policy based on graded delinquency rules, generally when two payments remain unpaid on precomputed loans or when an interest-bearing loan is 60 days or more past due.  Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status.  Accounts qualify for return to accrual status when the graded delinquency on a precomputed loan is less than two payments and on an interest-bearing loan when it is less than 60 days past due.  There were no loans past due 60 days or more and still accruing interest at December 31, 2021 or December 31, 2020.  The Company’s principal balances on non-accrual loans by loan class at December 31, 2021 and 2020 are as follows:

Loan Class	December 31, 2021	December 31, 2020

Live Check Consumer Loans	$6,254,394	$3,964,176
Premier Consumer Loans	2,253,818	2,069,315
Other Consumer Loans	25,229,846	20,181,097
Real Estate Loans	1,286,609	1,414,443
Sales Finance Contracts	3,532,183	3,576,629
Total	$38,556,850	$31,205,660

An age analysis of principal balances past due, segregated by loan class, as of December 31, 2021 and 2020 is as follows:

December 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$2,752,871	$2,446,703	$3,597,241	$8,796,815
Premier Loans	915,525	554,662	1,260,027	2,730,215
Other Consumer Loans	15,190,957	9,270,399	18,579,878	43,041,233
Real Estate Loans	656,780	440,155	1,117,924	2,214,859
Sales Finance Contracts	2,176,581	1,134,376	2,385,007	5,695,964
Total	$21,692,714	$13,846,295	$26,940,077	$62,479,086

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$1,998,538	$1,629,874	$2,122,317	$5,750,729
Premier Loans	895,722	653,370	1,038,398	2,587,490
Other Consumer Loans	14,419,790	8,496,082	14,933,605	37,849,477
Real Estate Loans	502,733	223,007	1,437,966	2,163,706
Sales Finance Contracts	2,251,562	1,340,620	2,260,685	5,852,867
Total	$20,068,345	$12,342,953	$21,792,971	$54,204,269

While delinquency rating analysis is the primary credit quality indicator, we also consider the ratio of bankrupt accounts to the total loan portfolio in evaluating whether any qualitive adjustments were necessary to the allowance for credit losses.  The ratio of bankrupt accounts to total principal loan balances outstanding at December 31, 2021 and December 31, 2020 was 1.27% and 1.48% respectively.

The Company considers the performance of the loan portfolio and its impact on the allowance for credit losses. For each segment in the portfolio, the Company also evaluates credit quality based on the aging status of the loan and by payment activity.

The following table presents the net balance (principal balance less unearned finance charges and unearned insurance) in each segment in the portfolio based on payment activity as of December 31, 2021:

	Payment Performance – Net Balance by Origination Year
	2021 (1)	2020	2019	2018	2017	Prior	Total Net Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$99,457	$11,966	$2,145	$234	$28	$-	$113,830
Nonperforming	5,216	951	79	5	3	-	6,254
	$104,673	$12,917	$2,224	$239	$31	$-	$120,084
Premier Loans:
Performing	$72,754	$21,215	$7,311	$1,992	$272	$-	$103,545
Nonperforming	1,082	797	291	77	7	-	2,254
	$73,836	$22,012	$7,602	$2,069	$279	$-	$105,798
Other Consumer Loans:
Performing	$497,684	$88,604	$24,469	$6,685	$1,278	$184	$618,904
Nonperforming	17,073	5,728	1,799	546	63	21	25,230
	$514,757	$94,332	$26,268	$7,231	$1,341	$205	$644,134
Real Estate Loans:
Performing	$18,061	$7,857	$6,728	$4,941	$2,838	$3,230	$43,655
Nonperforming	245	208	335	199	99	200	1,286
	$18,306	$8,065	$7,063	$5,140	$2,937	$3,430	$44,941
Sales Finance Contracts:
Performing	$66,092	$36,807	$9,338	$2,099	$222	$34	$114,592
Nonperforming	1,208	1,746	402	156	17	4	3,533
	$67,300	$38,553	$9,740	$2,255	$239	$38	$118,125

(1) Includes loans originated during the twelve-months ended December 31, 2021.

Due to the composition of the loan portfolio, the Company determines and monitors the allowance for credit losses on a portfolio segment basis.  As of December 31, 2021, a historical look back period of five quarters was utilized for live checks; six quarters for other consumer loans, premier loans, and sales finance contracts; and a look back period of five years was utilized for real estate loans. Expected look back periods are determined based on analyzing the history of each segment’s snapshot at a point in history and tracing performance until charge-offs are mostly exhausted.  The Company addresses seasonality primarily through the use of an average in quarterly historical loss rates over a 4-quarter snapshot time span instead of using one specific snapshot quarter’s historical loss rates.

Determining a proper allowance for credit losses is a critical accounting estimate which involves Management’s judgment with respect to certain relevant factors, such as historical and expected loss trends, unemployment rates in various locales, delinquency levels, bankruptcy trends and overall general and industry specific economic conditions.

The Company considered factors such as rising energy, food and services prices and the potential for further oil and commodity market disruptions from the Ukraine crisis.  Given increased wages, savings rates, spending on luxury goods, and remote work capability, management anticipates the direct impact from recent gas prices will not be a significant factor in estimating expected losses.  The Company also considered the potential impact of increased central bank interest rates.  1st Franklin loans are contracted at a fixed rate; therefore, borrowers will not be affected by rising interest rates.  Further, the Company’s historical loss history indicates that changes in central bank interest rates do not have a material direct impact to future loss rates.

However, management determined that certain snapshot periods included in the estimation model benefited from government stimulus actions and the benefit to loss rates from those stimulus actions is expected to continue to decline over time.  1st Franklin’s expected credit loss model uses loss history from periods prior to government stimulus actions and from periods that may include the effect of government stimulus in estimating the allowance for expected credit losses.  Based on the increased impact of periods that include the benefit of government stimulus on loss rates and the aforementioned economic uncertainty, management concluded that an adjustment was required to sufficiently provide for expected credit losses.  Management estimated an adjustment totaling $6.9 million by incorporating pre-pandemic loss rates in the estimation model.  The allowance for credit losses increased by $1.0 million to $67.3 million at December 31, 2021 compared to $66.3 million at December 31, 2020.

Segmentation of the portfolio began with the adoption of ASC 326 on January 1, 2020.  The following table provides additional information on our allowance for credit losses based on a collective evaluation.

	2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at January 1, 2021	$10,765	$5,838	$43,833	$267	$5,625	$66,328
Provision for Credit Losses	8,170	3,343	27,198	24	3,448	42,183
Charge-offs	(11,324)	(3,823)	(41,534)	(31)	(4,950)	(61,662)
Recoveries	3,038	858	15,149	5	1,412	20,462
Ending Balance	$10,649	$6,216	$44,646	$265	$5,535	$67,311

	2020
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at December 31, 2019	$-	$-	$-	$-	$-	$53,000
Impact of adopting ASC 326	-	-	-	-	-	2,158
Balance at January 1, 2020	$8,177	$4,121	$39,180	$169	$3,511	$55,158
Provision for Credit Losses	11,544	5,797	33,760	140	5,449	56,690
Charge-offs	(11,735)	(4,592)	(42,696)	(49)	(4,275)	(63,347)
Recoveries	2,779	512	13,589	7	940	17,827
Ending Balance	$10,765	$5,838	$43,833	$267	$5,625	$66,328

Nearly our entire loan portfolio consists of small homogeneous consumer loans (of the product types set forth in the table below).  The principal balance is net of accrued interest, deferred fees, and deferred acquisition costs.

December 31, 2021	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$870,018,568	84.2%	$37,635,360	91.3%
Real Estate Loans	44,943,030	4.4	25,643	0.1
Sales Finance Contracts	118,124,535	11.4	3,538,625	8.6
Total	$1,033,086,133	100.0%	$41,199,628	100.0%

December 31, 2020	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$775,713,298	84.5%	$42,142,861	92.6%
Real Estate Loans	39,293,179	4.3	41,751	0.1
Sales Finance Contracts	102,435,221	11.2	3,335,359	7.3
Total	$917,441,698	100.0%	$45,519,971	100.0%

Troubled debt restructurings (“TDRs”) represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties.   Loan modifications by the Company involve payment alterations, interest rate concessions and/ or reductions in the amount owed by the customer.

The following table presents a summary of loans that were restructured during the year ended December 31, 2021.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	2,303	$4,357,450	$4,265,687
Premier Consumer Loans	476	2,951,288	2,850,034
Other Consumer Loans	12,752	46,992,778	45,056,454
Real Estate Loans	28	346,960	346,735
Sales Finance Contracts	745	4,800,447	4,632,933
Total	16,304	$59,448,923	$57,151,843

TDRs that subsequently defaulted during the year ended December 31, 2021 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	844	$1,568,070
Premier Consumer Loans	99	516,895
Other Consumer Loans	3,094	7,082,463
Real Estate Loans	-	-
Sales Finance Contracts	142	613,181
Total	4,179	$9,780,609

The following table presents a summary of loans that were restructured during the year ended December 31, 2020.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	2,127	$3,688,912	$3,588,117
Premier Consumer Loans	485	3,185,328	3,090,506
Other Consumer Loans	11,463	41,709,966	39,405,511
Real Estate Loans	39	465,759	453,611
Sales Finance Contracts	846	4,379,561	4,215,137
Total	14,960	$53,429,526	$50,752,882

TDRs that subsequently defaulted during the year ended December 31, 2020 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	787	$1,248,879
Premier Consumer Loans	92	480,080
Other Consumer Loans	2,735	5,523,962
Real Estate Loans	4	27,476
Sales Finance Contracts	183	475,188
Total	3,801	$7,755,585

The following table presents a summary of loans that were restructured during the year ended December 31, 2019.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	18,680	$55,198,024	$52,873,724
Real Estate Loans	50	698,205	695,693
Sales Finance Contracts	870	3,226,704	3,086,441
Total	19,600	$59,122,933	$56,655,858

TDRs that subsequently defaulted during the year ended December 31, 2019 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	5,854	$10,583,099
Real Estate Loans	-	-
Sales Finance Contracts	222	546,101
Total	6,076	$11,129,200

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance for credit losses.